SIGNIFICANT ACCOUNTING POLICIES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	$ 0	$ 0
Term of depreciated on straight-line basis	20 years
Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Refundable tax credit receivable (as a percent)	20.00%
Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Refundable tax credit receivable (as a percent)	30.00%
Computer hardware
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	30.00%
Equipment.
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	20.00%
Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	100.00%